SUPPLIER CONCENTRATION	12 Months Ended
Dec. 31, 2019
SUPPLIER CONCENTRATION
6. SUPPLIER CONCENTRATION
Purchases from our top ten suppliers comprised 83%, 84% and 84% of all purchases made in 2019, 2018 and 2017, respectively. Our largest supplier, Carrier and its affiliates, accounted for 62% of all purchases made in 2019, 2018 and 2017. See Note 20. A significant interruption by Carrier, or any of our other key suppliers, in the delivery of products could impair our ability to maintain current inventory levels and could materially impact our consolidated results of operations and consolidated financial position.